UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07255
                                                     ---------

                       OPPENHEIMER INTERNATIONAL BOND FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
--------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates, Series
2006-1A, Cl. C, 8.65%, 11/14/13 1,2 (Cost $1,350,000)                           $         1,350,000   $         1,350,000
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--15.5%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.14%, 5/10/07 3,4,5                                               644,860,000           633,781,305
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflationary Index Bonds, 2.50%, 7/15/16 3,6                               93,430,000            94,096,631
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.125%, 5/15/16 3,7                                                 197,180,000           203,164,807
                                                                                                      --------------------
Total U.S. Government Obligations (Cost $926,881,225)                                                         931,042,743

--------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--43.3%
--------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.5%
Argentina (Republic of) Bonds:
2%, 9/30/14 1 [ARP]                                                                      21,270,000             7,627,348
5.589%, 8/3/12 2                                                                         20,544,000            19,376,282
Series V, 7%, 3/28/11                                                                    47,005,000            46,552,584
Series VII, 7%, 9/12/13                                                                   1,420,000             1,390,890
--------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series
PBA1, 4/1/07 1,8 [ARP]                                                                      162,207                72,500
--------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 1 [ARP]                                      23,237,758            12,253,990
--------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 1                                  3,375,000             3,501,563
                                                                                                      --------------------
                                                                                                               90,775,157

--------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--2.4%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                             181,485,000           145,775,631
--------------------------------------------------------------------------------------------------------------------------
BELGIUM--1.8%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                 23,355,000            35,188,960
--------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.605%, 5/10/07 9 [EUR]                             54,960,000            71,643,014
                                                                                                      --------------------
                                                                                                              106,831,974

--------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.5%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                              12,480,000            12,336,480
8%, 1/15/18                                                                              14,015,000            15,619,718
8.75%, 2/4/25                                                                             1,990,000             2,462,625
8.875%, 10/14/19                                                                         23,654,000            28,917,015
10.50%, 7/14/14                                                                          18,700,000            23,702,250
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                         4,000,000             4,466,000
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Bonds, 4.75%, 4/10/07 1 [JPY]                       500,000,000             4,275,030
                                                                                                      --------------------
                                                                                                               91,779,118

--------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                            1,500,000             1,786,875
8.25%, 1/15/15 10                                                                         1,440,000             1,715,400
                                                                                                      --------------------
                                                                                                                3,502,275

--------------------------------------------------------------------------------------------------------------------------
CANADA--2.3%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                                           162,770,000           139,659,912
--------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.6%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                          12,096,000            13,015,296


                     1 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
10.75%, 1/15/13                                                                 $        10,000,000   $        12,425,000
12%, 10/22/15 [COP]                                                                  64,578,000,000            33,987,400
--------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.
8.25%, 12/22/14                                                                           6,655,000             7,586,700
11.75%, 3/1/10 [COP]                                                                 35,992,780,000            17,362,155
--------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                      8,290,000             9,616,400
                                                                                                      --------------------
                                                                                                               93,992,951

--------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                     2,730,000             3,494,400
--------------------------------------------------------------------------------------------------------------------------
DENMARK--0.5%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                       51,115,000             9,071,220
4%, 11/15/15 [DKK]                                                                       37,735,000             6,724,469
7%, 11/10/24 [DKK]                                                                       13,775,000             3,353,035
--------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                             54,440,000             9,658,648
                                                                                                      --------------------
                                                                                                               28,807,372

--------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 10                                                                        1,185,000             1,373,415
7.65%, 6/15/35 10                                                                         3,025,000             3,440,938
                                                                                                      --------------------
                                                                                                                4,814,353

--------------------------------------------------------------------------------------------------------------------------
FRANCE--4.5%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                      103,420,000           128,810,494
--------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds, 4%,
4/25/55 [EUR]                                                                            63,930,000            83,284,110
--------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.564%, 5/10/07 9 [EUR]                           44,460,000            57,945,897
                                                                                                      --------------------
                                                                                                              270,040,501

--------------------------------------------------------------------------------------------------------------------------
GERMANY--5.4%
Germany (Federal Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]                         90,775,000           118,904,406
--------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0906, 3.362%, 3/14/07              155,690,000           204,133,625
9 [EUR]
                                                                                                      --------------------
                                                                                                              323,038,031

--------------------------------------------------------------------------------------------------------------------------
GREECE--1.2%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                         54,090,000            73,371,545
--------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 1                                                                           160,000               189,440
10.25%, 11/8/11 1                                                                           525,000               621,600
                                                                                                      --------------------
                                                                                                                  811,040

--------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 10                                                                         5,170,000             5,422,038
7.25%, 4/20/15 10                                                                           200,000               216,500
--------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 3,10                                 6,540,000             8,134,125
                                                                                                      --------------------
                                                                                                               13,772,663


                     2 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.7%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                              161,700,000   $        42,700,439
--------------------------------------------------------------------------------------------------------------------------
ITALY--3.8%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 3.40%,
7/1/09 2 [EUR]                                                                          173,405,000           230,069,785
--------------------------------------------------------------------------------------------------------------------------
JAPAN--2.6%
Japan (Government of) Bonds:
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                              5,939,000,000            49,705,844
Series 7, 0.80%, 3/10/16 [JPY]                                                       12,880,275,000           104,986,066
                                                                                                      --------------------
                                                                                                              154,691,910

--------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.8%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 1 [MYR]              107,980,000            33,973,299
--------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 1 [MYR]                      39,730,000            12,016,974
                                                                                                      --------------------
                                                                                                               45,990,273

--------------------------------------------------------------------------------------------------------------------------
MEXICO--0.4%
Mexican Williams Sr. Nts., 6.128%, 11/15/08 1,2                                             500,000               515,313
--------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, Series M30, 10%, 11/20/36 [MXN]                            223,830,000            26,944,443
                                                                                                      --------------------
                                                                                                               27,459,756

--------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.4%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                    408,584               379,962
--------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                      866,700,000             7,208,481
Series 7Y16, 11.99%, 12/22/13 11 [NGN]                                                1,422,500,000            11,044,255
Series 7YR, 12.74%, 10/27/13 [NGN]                                                      487,500,000             4,018,658
                                                                                                      --------------------
                                                                                                               22,651,356

--------------------------------------------------------------------------------------------------------------------------
PANAMA--0.3%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                                           13,450,000            14,626,875
9.375%, 4/1/29                                                                            1,650,000             2,211,000
                                                                                                      --------------------
                                                                                                               16,837,875

--------------------------------------------------------------------------------------------------------------------------
PERU--2.4%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                    159,510,000            56,283,480
8.20%, 8/12/26 [PEN]                                                                     14,410,000             5,287,184
8.375%, 5/3/16                                                                            1,380,000             1,645,650
9.91%, 5/5/15 [PEN]                                                                     128,732,000            49,987,583
Series 7, 8.60%, 8/12/17 [PEN]                                                           56,965,000            20,977,010
Series 8-1, 12.25%, 8/10/11 [PEN]                                                        18,633,000             7,305,593
--------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 9                                            2,470,409             1,429,724
--------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                     595,000               785,400
                                                                                                      --------------------
                                                                                                              143,701,624

--------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.5%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                               2,910,000             3,324,675
9.50%, 2/2/30                                                                             6,260,000             8,357,100


                     3 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                  $         4,844,000   $         5,522,160
9%, 2/15/13                                                                              12,145,000            14,088,200
                                                                                                      --------------------
                                                                                                               31,292,135

--------------------------------------------------------------------------------------------------------------------------
POLAND--1.1%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 9 [PLZ]                                                   43,990,000            14,740,733
Series DS1013, 5%, 10/24/13 [PLZ]                                                        55,940,000            19,173,800
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                      10,000,000             3,601,333
Series 0511, 4.25%, 5/24/11 [PLZ]                                                        87,085,000            29,145,564
                                                                                                      --------------------
                                                                                                               66,661,430

--------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.1%
Russian Ministry of Finance Debs., Series VII, 3%, 5/14/11                                4,180,000             3,774,749
--------------------------------------------------------------------------------------------------------------------------
SPAIN--2.0%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                        30,885,000            40,084,249
--------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.694%, 10/19/07 9 [EUR]                           61,755,000            79,115,447
                                                                                                      --------------------
                                                                                                              119,199,696

--------------------------------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                  13,160,000            13,439,650
--------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                            2,515,000             2,612,456
9.50%, 1/15/14                                                                            1,610,000             1,883,700
11%, 1/14/13                                                                              3,850,000             4,735,500
19.868%, 7/16/08 9 [TRY]                                                                  8,755,000             4,584,750
                                                                                                      --------------------
                                                                                                               27,256,056

--------------------------------------------------------------------------------------------------------------------------
UKRAINE--0.1%
Ukraine (Government of) Bonds, 7.65%, 6/11/13                                             4,675,000             5,078,219
--------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--3.8%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                         33,070,000            64,602,824
6%, 12/7/28 [GBP]                                                                        42,705,000           102,165,314
--------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                           33,725,000            64,457,387
                                                                                                      --------------------
                                                                                                              231,225,525

--------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.7%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                    12,640,000            13,967,200
--------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                       403,060,000            18,200,768
8%, 11/18/22                                                                             11,375,000            12,967,500
                                                                                                      --------------------
                                                                                                               45,135,468

                                                                                                      --------------------
Total Foreign Government Obligations (Cost $2,495,451,528)                                                  2,604,193,219

--------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.2%
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International Export-Import Bank of Ukraine Loan
Participation Nts., 8.40%, 2/9/16                                                         5,890,000             6,037,250


                     4 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Reachcom Public Ltd. Renaissance Consumer Finance Bank of Russia Loan
Participation Nts., 10.50%, 7/27/07 1 [RUR]                                             131,000,000   $         4,976,164
                                                                                                      --------------------
Total Loan Participations (Cost $10,527,494)                                                                   11,013,414

--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--7.8%
--------------------------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 1                               7,923,000             8,358,765
--------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 1                                                 2,225,000             2,183,148
--------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                     7,050,000             8,186,813
8.875% Nts., 11/17/14 10                                                                  7,625,000             8,854,531
--------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 1                                8,544,246             8,843,295
--------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 10                                                      9,710,000             9,865,360
--------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                   2,750,000             2,750,000
--------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 1                                    4,325,000             4,173,625
--------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 1,12                                 11,120,000            11,086,195
--------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.615% Sec. Nts., Series 2005-93, 12/20/10 1,2                              3,600,000             3,628,800
--------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.50% Sec. Nts., 3/16/11 [EUR]                                           21,150,000            27,299,986
--------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 1 [BRR]                              13,295,000             7,062,872
--------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 10                                        7,650,000             9,849,375
--------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 10                           4,400,000             4,664,000
--------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                      59,810,000            80,369,071
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                       55,965,000            75,931,181
--------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 9                                                       42,800,000            23,968,000
12.278% Sr. Unsec. Nts., 3/9/09 9                                                        30,220,000            19,038,600
9.751% Sr. Unsec. Nts., 7/8/09 9                                                         30,220,000            19,945,200
--------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 1                                       8,915,092            10,497,521
--------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 2 [BRR]                                                              11,200,000             5,162,222
7.889% Nts., 1/25/12 2 [COP]                                                         13,280,142,929             6,406,167
--------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The), 15% Nts.,
1/7/10 1 [TRY]                                                                            3,000,000             1,963,617
--------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 1                              5,560,000             5,817,150
--------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 10                                                                   2,860,000             2,949,375
7.75% Nts., 10/17/16 10                                                                   2,640,000             2,808,300
--------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 1                                            2,745,000             2,820,488
--------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 10                                                  4,945,000             4,847,569
--------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                              665,100,000            13,843,029
6.875% Nts., 11/2/16 10                                                                   2,739,000             2,788,916
9.625% Unsec. Bonds, 5/15/28                                                              5,095,000             6,197,476
--------------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 1 [TRY]                           5,000,000             3,156,129
--------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 1,13                          550,000                    --
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts., 10/13/10                   4,570,000             5,136,680
--------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 10                    11,899,457            11,586,703


                     5 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 10         $        10,520,000   $        11,111,750
--------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.524% Sec. Nts., Series 2006-003,
Tranche E, 7/20/11 1,2                                                                    2,400,000             2,400,000
--------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 1 [PEN]                             26,033,700             8,979,411
--------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 10                                              5,840,000             5,854,600
--------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 14                               6,065,000             2,562,463
--------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 2                                             8,020,000             8,162,836
--------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 10                                                9,490,000             9,703,525
                                                                                                      --------------------
Total Corporate Bonds and Notes (Cost $474,548,318)                                                           470,814,744

                                                                                              UNITS
--------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20  1,15 (Cost $0)                                                                         500                16,625

                                                                                          PRINCIPAL
                                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--24.1%
--------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 6 [ARP]                          11,655,000            10,452,083
Argentina (Republic of) Unsec. Credit Linked Nts., 4%, 4/16/10 6 [ARP]                    8,940,957             4,976,162
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                38,356,000            17,741,243
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                59,878,000            27,696,062
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]               100,000,000            46,254,154
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%, 1/5/10 9 [BRR]          32,035,902            10,527,689
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%, 1/2/09 9 [BRR]          28,074,132            10,398,007
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%, 1/3/08 9 [BRR]          24,719,335            10,297,081
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                       12,570,000,000             6,565,488
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]              6,942,469,928             3,862,786
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 31,110,000,000            17,309,585
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 12,430,000,000             6,916,044
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                 11,705,100,000             6,512,710
Dominican Republic Credit Linked Nts., 10.105%, 7/2/07 (linked to Dominican
Republic Treasury Bills) 9,11 [DOP]                                                      97,400,000             2,765,054
Dominican Republic Credit Linked Nts., 10.705%, 3/5/07 (linked to Dominican
Republic Treasury Bills) 9 [DOP]                                                        161,260,000             4,733,523
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07 (linked to Dominican
Republic Treasury Bills) 9 [DOP]                                                        189,200,000             5,441,720
Dominican Republic Credit Linked Nts., 16.15%, 3/12/07 (linked to Dominican
Republic Treasury Bills) 9 [DOP]                                                        205,500,000             6,019,829
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                               256,400,000             7,747,879
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                               158,100,000             5,434,764
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                              118,210,000             3,420,739
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                               57,500,000             1,580,674


                     6 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07 (linked to
Dominican Republic Treasury Bills) 9 [DOP]                                              108,450,000   $         3,131,919
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 9 [DOP]                                   237,770,000             6,866,542
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07 (linked to
Egyptian Treasury Bills) 1,9 [EGP]                                                       51,690,000             8,600,293
Egypt (The Arab Republic of) Credit Linked Nts., 9.079%, 3/22/07 (linked to
Egyptian Treasury Bills) 1,9 [EGP]                                                       43,000,000             7,367,653
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08 [EGP]             34,150,000             6,066,726
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.775%, 2/22/07
(linked to Egyptian Treasury Bills) 1,9 [EGP]                                            49,620,000             8,566,482
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 9 [NGN]            1,606,440,000            11,775,155
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                2,672,000,000            22,393,974
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/11 [NGN]                                                                          2,032,000,000            17,052,708
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                          13,799,000             2,975,328
Zambia (Republic of) Credit Linked Nts., 10.684%, 2/21/07 (linked to Zambian
Treasury Bills) 9 [ZMK]                                                              24,420,000,000             5,442,282
Zambia (Republic of) Credit Linked Nts., Series II, 10.745%, 2/21/07 (linked
to Zambian Treasury Bills) 9 [ZMK]                                                    9,980,000,000             2,224,159
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                116,800,000,000            14,193,924
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                        321,528,000            12,360,120
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 1 [RUR]              277,800,000            11,871,569
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                  280,840,000            11,925,632
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                    289,282,000            11,403,593
South African Rand Interest Bearing Linked Nts., Series FBi 43, 5.245%,
5/23/22 2                                                                                 2,100,000             2,063,250
Turkey (Republic of) Credit Linked Nts., Series EMG 59, 21.41%, 7/16/08 9 [TRY]          28,495,000            14,927,132
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]          30,400,000             6,701,841
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 9 [TRY]              39,420,000            20,650,204
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]           9,163,000             2,020,032
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]          65,490,000            14,437,618
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                           35,580,000            30,417,713
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit
Linked Nts., 9.09%, 1/5/11 1 [MXN]                                                      124,467,133            11,535,936
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit
Linked Nts., 9.65%, 1/5/11 1 [MXN]                                                       82,043,098             7,632,446
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 9 [BRR]                                  61,128,560            23,887,777
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                        15,895,000            11,301,340
Campania Total Return Linked Nts., 4.211%, 7/30/10 2 [EUR]                               34,900,000            45,691,796
Campania Total Return Linked Nts., 4.248%, 7/30/10 2 [EUR]                               40,150,000            53,174,701
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 [COP]                     13,259,000,000             7,355,976


                     7 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Egypt (The Arab Republic of) Total Return Linked Nts., 10.029%, 9/12/07
(linked to Egyptian Treasury Bills) 1,9 [EGP]                                            71,360,000   $        11,627,510
Egypt (The Arab Republic of) Total Return Linked Nts., 9.096%, 2/1/07 (linked
to Egyptian Treasury Bills) 1,9 [EGP]                                                    37,750,000             6,552,917
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%,
1/19/10 9                                                                                 8,475,000             7,343,588
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 1                                             5,264,277             5,304,112
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%,
3/20/09 [KZT]                                                                         2,003,690,000            16,517,794
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                               10,300,162             9,896,395
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                  12,412,800            14,913,979
Indonesia (Republic of) Total Return Linked Nts., 12.50%, 3/22/13 [IDR]              84,850,000,000            10,637,502
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                 525,300,000             4,367,168
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                    704,900,000             6,213,847
OAO Gazprom I Credit Nts., 9.22%, 10/20/07                                                1,435,000             1,502,331
OAO Gazprom II Credit Nts., 8.97%, 4/20/07                                                1,435,000             1,475,381
Peru (Republic of) Credit Linked Nts., 6.73%, 2/20/11 2                                   3,255,000             3,315,978
Romania (Republic of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                          22,740,000             9,438,709
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                            3,320,000             1,391,257
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                           10,000,000             4,190,532
Romania (Republic of) 3 yr. Linked Nts., 12.89%, 9/24/07 [RON]                            5,640,000             2,363,460
Russian Federation Credit Linked Nts., 0%, 12/2/09 9 [RUR]                              233,573,000             9,278,417
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]               288,935,000            11,999,163
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                            2,505,000             2,608,757
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                          2,505,000             2,606,678
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                            2,505,000             2,606,227
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                          2,505,000             2,603,021
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                            2,505,000             2,596,282
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 1 [UAH]                        27,763,200             5,826,022
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                          3,228,000               700,147
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                         11,438,000             2,480,879
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                          27,990,000             5,598,277
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 1 [UAH]                           7,953,600             1,669,038
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                27,980,000             5,596,277
United Mexican States BORHIS Total Return Linked Nts., 6.10%, 9/27/35 [MXN]              24,438,872             9,507,956
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 1 [MXN]                          82,126,268             7,630,680
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 1                         7,300,000             7,337,741
--------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/8/11 [RUR]             213,030,000             8,092,154
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts., 8%,
5/13/09 2 [RUR]                                                                         573,900,000            22,115,982
--------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 1 [UAH]                                                                         64,285,000            13,942,648
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 1 [ARP]                         36,445,000            31,493,208
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 9 [BRR]                  51,226,300             9,338,700
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 9 [BRR]                 75,340,000            16,428,087
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10 9 [BRR]                129,150,391            41,299,109
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 9 [BRR]                138,200,796            25,194,396
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 9 [ARP]                35,605,000             9,664,846
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 1 [BRR]                     45,170,000            28,693,785


                     8 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%,
1/2/15 9 [BRR]                                                                          114,770,000   $        20,922,896
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 9 [COP]                  153,800,000,000            27,888,059
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 1,9 [COP]              90,697,000,000            14,383,487
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 9 [COP]                 132,560,000,000            16,452,126
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%,
10/31/16 1,9 [COP]                                                                   90,312,000,000            14,322,430
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 9 [PEN]                            40,860,000             7,020,974
Russian Federation Railways Credit Linked Nts., 6.59%, 6/15/07 [RUR]                    297,950,000            12,335,119
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                 3,850,000             3,821,895
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return Linked Nts.,
7.90%, 2/9/10 (linked to Romanian Treasury Bills) [RON]                                  10,726,400             4,817,727
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15                             20,000,000            22,554,000
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/10/10 (linked to
Romanian Treasury Bills) [RON]                                                           30,904,100            13,039,524
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 (linked to
Romanian Treasury Bills) [RON]                                                           36,650,000            15,848,268
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/18/10 (linked to
Romanian Treasury Bills) [RON]                                                            3,105,000             1,340,432
Romania (Republic of) Total Return Linked Nts., 7.50%, 3/6/07 (linked to
Romanian Treasury Bills) [RON]                                                            5,155,000             2,282,533
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                            3,101,000             1,366,477
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                                                            7,453,000             3,284,217
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 (linked to
Romanian Treasury Bills) [RON]                                                           24,895,500            11,148,784
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 [COP]        13,289,000,000             5,995,930
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Markets & Investment Banking Group Total Return Linked
Nts., 10.50%, 5/12/08 (linked to RCCF Loan Participation Nts.) 1 [RUR]                  279,000,000            10,598,089
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 1 [RUR]                             261,860,487            10,285,227
Total Return Linked Nts., Series B, 11%, 6/30/12 1 [RUR]                                216,321,218             8,429,259
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                      3,273,000,000            26,063,317
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                       56,967,568            31,796,782
Philippines (Republic of the) Credit Linked Nts., 10.24%, 9/20/15 1                      30,000,000            35,520,000
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 1                         980,000             1,112,398
Philippines (Republic of the) Credit Linked Nts., 8.22%, 6/20/16 1,2                      2,640,000             2,762,496
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                11,760,000            11,934,048
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                        4,415,000             4,807,494
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                8,435,000             8,677,085
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                               3,850,000             4,200,735
WTI Trading Ltd. Total Return Linked Nts., Series A, 0%, 2/1/09 9,11                     10,900,000            10,900,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 0%, 2/1/09 9,11                     14,550,000            14,550,000
--------------------------------------------------------------------------------------------------------------------------
UBS AG:
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/21/11 11 [GHC]                    73,692,320,000             8,057,726


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/15/21 [IDR]                    80,000,000,000   $        10,736,432
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                56,205,300            16,293,253
                                                                                                      --------------------
Total Structured Notes (Cost $1,310,630,371)                                                                1,452,179,253

                                                                  STRIKE
                                                    DATE           PRICE                  CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
--------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 15                                1/4/07           $1.32                384,730,000             1,093,056
--------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 15                                1/4/07            1.32                 88,780,000               515,812
--------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 15                                1/4/07            1.34                111,100,000                14,921
--------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 15                                3/5/07            1.33                 98,540,000             1,023,436
--------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese
Yen (JPY) Call 15                                1/30/07           77.00TRY              32,820,000             1,683,449
                                                                                                      --------------------
Total Options Purchased (Cost $8,959,128)                                                                       4,330,674

                                                                                             SHARES
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--7.2%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25% 16,17
(Cost $436,426,915)                                                                     436,426,915           436,426,915
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $5,664,774,979)                                                    5,911,367,587
--------------------------------------------------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--13.9% 18
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTES--0.1%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 5.41%,
1/25/07                                                                             $     2,060,505             2,060,505
--------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1, 5.46%, 1/25/07           1,003,602             1,003,602
--------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.41%, 3/15/07                                               2,000,000             2,000,000
                                                                                                      --------------------
                                                                                                                5,064,107

--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--13.7%
Undivided interest of 20.02% in joint repurchase agreement (Principal
Amount/Value $3,000,000,000, with a maturity value of $3,001,776,667) with
Morgan Stanley, 5.33%, dated 12/29/06, to be repurchased at $600,919,677 on
1/2/07, collateralized by U.S. Agency Mortgages, 4%-6.50%, 1/1/18-11/1/46,
with a value of $3,060,000,000                                                          600,564,010           600,564,010
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.08% in joint repurchase agreement (Principal
Amount/Value $4,100,000,000, with a maturity value of $4,102,437,222) with
Nomura Securities, 5.35%, dated 12/29/06, to be repurchased at $126,349,265 on
1/2/07, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-5/1/46,
with a value of $4,182,000,000                                                          126,274,202           126,274,202
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 6.67% in joint repurchase agreement (Principal
Amount/Value $1,500,000,000, with a maturity value of 1,500,887,083 with Banc of America Securities LLC, 5.3225%, dated 12/29/06, to be repurchased at
$100,059,139 on 1/2/07, collateralized by U.S. Agency Mortgages, 0.00%-6%,
8/1/34-11/15/36, with a value of $1,530,000,000                                         100,000,000           100,000,000
                                                                                                      --------------------
                                                                                                              826,838,212


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
American Express Credit Corp., 5.36%, 1/16/07                                       $     2,000,000   $         2,000,000
MBIA Global Funding LLC, 5.36%, 1/30/07                                                   2,000,000             2,000,000
                                                                                                      --------------------
                                                                                                                4,000,000

--------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 1/2/07                                              2,000,000             2,000,000
                                                                                                      --------------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $837,902,319)                   837,902,319
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $6,502,677,298)                                             112.1%        6,749,269,906
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (12.1)         (730,293,168)

                                                                                    --------------------------------------
NET ASSETS                                                                                    100.0%  $     6,018,976,738
                                                                                    ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP           Argentine Peso
AUD           Australian Dollar
BRR           Brazilian Real
CAD           Canadian Dollar
COP           Colombian Peso
DKK           Danish Krone
DOP           Dominican Republic Peso
EGP           Egyptian Pounds
EUR           Euro
GBP           British Pound Sterling
GHC           Ghanaian Cedi
IDR           Indonesia Rupiah
ILS           Israeli Shekel
JPY           Japanese Yen
KZT           Kazakhstan Tenge
MXN           Mexican Nuevo Peso
MYR           Malaysian Ringgit
NGN           Nigeria Naira
PEN           Peruvian New Sol
PHP           Philippines Peso
PLZ           Polish Zloty
RON           New Romanian Leu
RUR           Russian Ruble
TRY           New Turkish Lira
UAH           Ukraine Hryvnia
UYU           Uruguay Peso
ZMK           Zambian Kwacha

1. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $438,176,288, which represents 7.28% of the Fund's net assets. In addition, the Fund has restricted currency of $3,712,719, which represents 0.06% of the Fund's net assets. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Partial or fully-loaned security. See accompanying Notes.

4. A sufficient amount of securities has been designated to cover outstanding written put options, as follows


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                      CONTRACTS    EXPIRATION   EXERCISE              PREMIUM
                                                 SUBJECT TO PUT         DATES      PRICE             RECEIVED        VALUE
---------------------------------------------------------------------------------------------------------------------------
Euro (EUR)                                           98,540,000        3/5/07   $ 1.3055          $   729,196     $771,401
---------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY)            32,820,000       1/30/07    65.0000  TRY         556,532           --
                                                                                                ---------------------------
                                                                                                  $ 1,285,728     $771,401
                                                                                                ===========================

5. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

6. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $41,152,259. See accompanying Notes.

8. Issue is in default. See accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $105,186,420 or 1.75% of the Fund's net assets as of December 31, 2006.

11. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Issuer is in default. Non-income producing security. See accompanying Notes.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Non-income producing security.

16. Rate shown is the 7-day yield as of December 31, 2006.

17. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES           GROSS           GROSS                SHARES
                                                   SEPTEMBER 30, 2006       ADDITIONS      REDUCTIONS     DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Oppenhiemer Institutional Money Market
Fund, Cl. E, 5.25%*                                                --    1,069,998,912     633,571,997          436,426,915

                                                                                                                   DIVIDEND
                                                                                                VALUE                INCOME
----------------------------------------------------------------------------------------------------------------------------
Oppenhiemer Institutional Money Market
Fund, Cl. E, 5.25%*                                                                      $436,426,915            $4,879,218

* The money market fund and the Fund are affiliated by having the same investment advisor.

18. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     VALUE          PERCENT
-------------------------------------------------------------------------------
United States                                  $2,208,019,202             32.7%
Brazil                                            450,149,304              6.7
United Kingdom                                    387,525,777              5.7
Italy                                             328,936,282              4.9
Germany                                           323,038,031              4.8
France                                            270,040,501              4.0
Russia                                            222,802,517              3.3
Colombia                                          221,557,572              3.3
Argentina                                         194,841,948              2.9
Peru                                              176,265,508              2.6
Japan                                             154,691,910              2.3
Australia                                         145,775,631              2.1
Canada                                            139,659,912              2.1
Turkey                                            125,785,192              1.9
Spain                                             119,199,696              1.8
Ukraine                                           114,355,029              1.7
Belgium                                           106,831,974              1.6


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Mexico                                             97,227,809              1.4
Philippines                                        96,078,913              1.4
Nigeria                                            84,454,208              1.2
Indonesia                                          79,908,570              1.2
Greece                                             73,371,545              1.1
Romania                                            70,511,920              1.0
Poland                                             66,661,430              1.0
Dominican Republic                                 64,344,703              0.9
Egypt                                              60,368,284              0.9
Israel                                             58,993,692              0.9
Kazakhstan                                         53,099,711              0.8
Malaysia                                           45,990,273              0.7
Uruguay                                            45,135,468              0.7
Denmark                                            28,807,372              0.4
Ireland                                            27,299,986              0.4
Supranational                                      24,400,384              0.3
Panama                                             19,021,023              0.3
Venezuela                                          17,701,939              0.2
Ghana                                               8,057,726              0.1
Zambia                                              7,666,441              0.1
India                                               7,337,741              0.1
Trinidad & Tobago                                   4,847,569              0.1
El Salvador                                         4,814,353              0.1
Swaziland                                           3,821,895              0.1
Bulgaria                                            3,502,275              0.1
Costa Rica                                          3,494,400              0.1
South Africa                                        2,063,250              0.0
Guatemala                                             811,040              0.0

                                            ------------------------------------
Total                                        $  6,749,269,906             100.0%
                                            ====================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $47,494,586 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2006, securities with an aggregate market value of $72,500, representing less than 0.01% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis.


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of December 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                            EXPIRATION   CONTRACT AMOUNT           VALUATION AS OF       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                             DATES            (000S)         DECEMBER 31, 2006     APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                           1/19/07           177,850  ARP       $   58,143,717   $      117,615   $         --

Australian Dollar (AUD)                        1/16/07             1,823  AUD            1,438,332            7,277             --

Brazilian Real (BRR)                    2/2/07-1/13/10           463,329  BRR          196,349,615       33,478,321             --

British Pound Sterling (GBP)           1/10/07-1/16/07            58,215  GBP          113,992,340        2,900,915         28,407

Canadian Dollar (CAD)                          1/16/07             6,345  CAD            5,443,621               --         54,646

Chilean Peso (CLP)                     2/20/07-3/28/07        23,557,000  CLP           44,248,275               --        402,937

Dominican Republic Peso (DOP)                  1/10/07            92,914  DOP            2,777,700               --          8,329

Euro (EUR)                              1/5/07-1/16/07           508,315  EUR          671,204,949       16,277,903        319,080

Ghanaian Cedi (GHC)                             1/8/07        74,945,089  GHC            8,125,640            5,912             --

Hungarian Forint (HUF)                          1/4/07        11,500,000  HUF           60,364,949        1,366,385             --

Japanese Yen (JPY)                     1/10/07-1/16/07       155,623,000  JPY        1,309,666,254               --     20,645,282


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Malaysian Ringgit (MYR)                2/16/07-2/21/07            97,730  MYR           27,768,086          754,071             --

Mexican Nuevo Peso (MXN)               2/22/07-2/27/07         1,402,690  MXN          129,534,314        2,465,059             --

New Turkish Lira (TRY)                         1/22/07            80,000  TRY           56,028,137          703,103             --

Norwegian Krone (NOK)                          1/10/07           590,510  NOK           94,752,106        1,487,414        756,309

Russian Ruble (RUR)                      3/6/07-3/7/06         1,424,045  RUR           54,107,221               --        234,326

South African Rand (ZAR)                        1/8/07           416,000  ZAR           59,259,550        1,433,584             --

South Korean Won (KRW)                  1/12/07-2/2/07        51,918,000  KRW           55,852,668          828,692             --

Swiss Franc (CHF)                       1/5/07-1/16/07           129,824  CHF          106,628,385        1,097,177        439,550

Thailand Baht (THB)                            1/17/07         1,348,000  THB           37,814,726        1,906,361             --
                                                                                                     ------------------------------

                                                                                                         64,829,789     22,888,866
                                                                                                     ------------------------------
CONTRACTS TO SELL

Australian Dollar (AUD)                        1/10/07           129,580  AUD          102,254,809               --      4,556,824

Brazilian Real (BRR)                           1/24/07           106,600  BRR           49,662,512               --        837,538

British Pound Sterling (GBP)                    2/7/07            17,700  GBP           34,664,466               --      1,197,236

Canadian Dollar (CAD)                          1/10/07           146,900  CAD          126,008,275        5,730,323             --

Chinese Renminbi (CNY)                         1/22/07           444,600  CNY           57,162,262               --         48,767

Czech Koruna (CZK)                             1/22/07         1,230,000  CZK           59,185,734          148,564             --

Euro (EUR)                              2/7/07-2/15/07            56,920  EUR           75,288,001               --      1,901,901

Indian Rupee (INR)                              1/2/07             3,500  INR               79,073               --            497

Japanese Yen (JPY)                     1/22/07-2/15/07        20,929,000  JPY          176,738,229        3,337,774             --

New Taiwan Dollar (TWD)                         1/4/07         1,850,000  TWD           56,802,570          255,691             --

Swedish Krone (SEK)                            1/10/07           417,160  SEK           60,977,069          174,498        355,720

Swiss Franc (CHF)                      1/22/07-2/15/07           103,650  CHF           85,303,719          131,786        464,727
                                                                                                     ------------------------------

                                                                                                          9,778,636      9,363,210
                                                                                                     ------------------------------
Total unrealized appreciation and depreciation                                                       $   74,608,425   $ 32,252,076
                                                                                                     ==============================

FUTURES CONTRACTS


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                      UNREALIZED
                                                     EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                      DATES   CONTRACTS   DECEMBER 31, 2006   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Amsterdam Exchange Index                                1/19/07          46   $       6,031,523   $      157,307

Canada (Government of) Bonds, 10 yr.                    3/21/07         588          57,390,696         (558,622)

DAX Index                                               3/16/07         198          43,468,913          762,799

Euro-Bundesobligation, 10 yr.                            3/8/07       3,989         610,974,418      (14,828,861)

Euro-Schatz                                              3/8/07       4,684         639,733,430       (3,691,305)

Japan (Government of) Bonds, 10 yr.                      3/9/07         435         489,994,118       (2,527,160)

OMXS30 Index                                            1/26/07       2,582          43,505,094          271,974

Stardard & Poor's/MIB Index, 10 yr.                     3/16/07          22           6,063,032           75,749

U.S. Long Bonds                                         3/21/07          44           4,903,250          (95,291)

United Kingdom Long Gilt                                3/28/07         681         144,178,979       (1,815,392)
                                                                                                  ---------------

                                                                                                     (22,248,802)
                                                                                                  ---------------


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

CONTRACTS TO SELL

Australia (Commonwealth of) Bonds, 10 yr.               3/15/07         283          22,547,385          413,604

CAC-40 10 Index                                         1/19/07         273          20,007,867         (395,239)

DAX Index                                               3/16/07         110          24,149,396         (423,884)

Euro-Bundesobligation                                    3/8/07         196          28,154,868          207,712

FTSE 100 Index                                          3/16/07         333          40,528,812         (247,608)

FTSE/JSE Top 40 Index                                   3/15/07         202           6,592,344         (181,869)

Nikkei 225 Index                                         3/8/07         633          91,860,930       (5,289,573)

Stardard & Poor's 500 E-Mini                            3/16/07         662          47,280,040          (54,052)

U.S. Treasury Nts., 5 yr.                               3/30/07       1,208         126,915,500          945,257

U.S. Treasury Nts., 10 yr.                              3/21/07         929          99,838,469          792,937
                                                                                                  ---------------

                                                                                                      (4,232,715)
                                                                                                  ---------------
                                                                                                  $  (26,481,517)
                                                                                                  ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended December 31, 2006 was as follows:


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                               CALL OPTIONS                PUT OPTIONS
                                 ---------------------------   -------------------------
                                    NUMBER OF      AMOUNT OF     NUMBER OF    AMOUNT OF
                                    CONTRACTS       PREMIUMS     CONTRACTS     PREMIUMS
----------------------------------------------------------------------------------------
Options outstanding as of

September 30, 2006                         --   $         --    32,820,000   $  556,532

Options written                    12,620,000         91,713   111,160,000      820,908

Options closed or expired         (12,620,000)       (91,713)  (12,620,000)     (91,712)
                                 -------------------------------------------------------
Options outstanding as of
December 31, 2006                          --   $         --   131,360,000   $1,285,728
                                 =======================================================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of December 31, 2006, the Fund had entered into the following total return swap agreements:

                                                                                                                          UNREALIZED
                             SWAP      NOTIONAL                                                          TERMINATION    APPRECIATION
                     COUNTERPARTY  AMOUNT/UNITS           PAID BY THE FUND        RECEIVED BY THE FUND         DATES  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                                     16,760,000        Six-Month BBA LIBOR                        5.46 %     5/13/15   $  3,459,766
                                     11,050,000            Six-Month LIBOR                        5.25       6/23/15      1,906,171
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):

                                     11,580,000        Six-Month BBA LIBOR                        5.10       1/14/15      2,346,359

                                     11,580,000        Six-Month BBA LIBOR                        5.08       1/20/15      2,579,039
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                                                          If negative, the
                                                     absolute value of the     If positive, the Total
                                                       Total Return of the   Return of the BMU/BOVESPA
                                            312   BMU/BOVESPA  2/07 Index.                 2/07 Index.       2/14/07        133,458
                                                                             If negative, the absolute
                                                    If positive, the Total   value of the Total Return
                                                    Return of the INDF/NSE   INDF/NSE NIFTY Index 1/07
                                            703   NIFTY Index 1/07 Future.                     Future.       1/25/07       (215,049)


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                           If positive, the
                                                      absolute value of the
                                                        Total Return of the      If negative, the Total
                                                    Swiss Market Index 3/07         Return of the Swiss
                                              81                    Future.   Market Index 3/07 Future.      3/19/07        (84,519)
                                                    One-Month BBA LIBOR USD
                                                       and if negative, the
                                                      absolute value of the      If positive, the Total
                                                   Total Return of the MSCI    Return of the MSCI Daily
                                                     Daily Total Return Net    Total Return Net Belgium
                                             552  Belgium USD Market Index.           USD Market Index.      10/8/07   $    259,203
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley & Co.
International Ltd.
                                                           If negative, the
                                                      absolute value of the
                                                        Total Return of the      If positive, the Total
                                              57        KS200 12/06 Future.  Return KS200 12/06 Future.     12/15/09        243,954
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley
International:
                                                    One-Month BBA LIBOR EUR      If positive, the Total
                                                        and if negative the   Return of a custom basket
                                                      absolute value of the      of securities plus the
                                                   Total Return of a custom   dividends from the basket
                                         345,603      basket of securities.              of securities.      10/9/07      3,373,378
                                                    One-Month BBA LIBOR GBP      If positive, the Total
                                                        and if negative the   Return of a custom basket
                                                      absolute value of the      of securities plus the
                                                   Total Return of a custom   dividends from the basket
                                         162,850      basket of securities.              of securities.      10/9/07      2,261,967
                                                    One-Month BBA LIBOR JPY      If positive, the Total
                                                        and if negative the   Return of a custom basket
                                                      absolute value of the      of securities plus the
                                                   Total Return of a custom   dividends from the basket
                                      40,719,806      basket of securities.              of securities.     12/20/07        813,537
                                                                                                                       -------------
                                                                                                                       $ 18,630,859
                                                                                                                       =============

Abbreviations are as follows:

BBA LIBOR             British Bankers' Association London-Interbank Offered Rate

BBA LIBOR EUR         British Bankers' Association London-Interbank Offered Rate
                      for Euro British Bankers' Association London-Interbank
                      Offered Rate for British Pound

BBA LIBOR GBP         Sterling

BBA LIBOR JPY         British Bankers' Association London-Interbank Offered Rate
                      for Yen British Bankers' Association London-Interbank
                      Offered Rate for United States

BBA LIBOR USD         Dollar

BMU/BOVESPA           Bovespa Index that trades on the Sao Paulo Stock Exchange

INDF/NSE NIFTY Index  Indian National Stock Exchange Nifty Index

KS200                 Korean Stock Exchange Capitalization-weighted Index

LIBOR                 London-Interbank Offered Rate.

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of December 31, 2006, the Fund had entered into the following interest rate swap agreements:

                                                                                                                   UNREALIZED
                       SWAP        NOTIONAL                PAID BY               RECEIVED BY    TERMINATION      APPRECIATION
               COUNTERPARTY          AMOUNT               THE FUND                  THE FUND          DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc               114,700,000  MXN          MXN TIIE                      9.27 %      7/17/26   $     1,150,050
------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                                 16,830,000  PLZ    Six-Month WIBO                      5.52        3/24/10           283,995
                                 26,928,000  PLZ    Six-Month WIBO                      5.55        3/25/10           460,623
                                489,400,000  TWD             2.320 %            TWD-telerate        6/27/11          (203,347)
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc. (Nassau
Branch)                          46,785,000  PLZ    Six-Month WIBO                      4.48         7/1/10          (220,344)
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston
International                   112,580,000  MXN   28-Day MXN TIIE                     10.00         7/9/15         1,472,993
------------------------------------------------------------------------------------------------------------------------------

Deutsche Bank AG              2,387,000,000  HUF             8.440           Six-Month BUBOR         7/4/11           (3,002)
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.         490,200,000  INR             7.175    INR MIBOR-OIS Compound        6/27/11           128,663
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                                 16,060,000  BRR              BZDI                     12.84         1/2/14           103,846
                                 26,730,000  BRR              BZDI                     12.87         1/2/14           183,326
                                 34,800,000  BRR              BZDI                     12.73         1/2/14           175,133
                                 53,240,000  BRR              BZDI                     12.67         1/4/10           144,588
                                 53,240,000  BRR              BZDI                     12.71         1/4/10           163,897
                                 53,700,000  BRR              BZDI                     12.92         1/2/14           402,976
                                 55,700,000  MXN          MXN TIIE                     10.00        6/24/15           733,095
                                 60,800,000  MXN          MXN TIIE                      9.33        9/16/26           724,951
                                 75,174,396  BRR              BZDI                     17.18         1/2/08         2,233,091
                                 93,375,000  MXN          MXN TIIE                     10.43        5/29/15         1,457,860
                                 93,375,000  MXN          MXN TIIE                     10.30         6/1/15         1,384,508
                                 94,500,000  MXN          MXN TIIE                     10.29         6/4/15         1,394,972
                                120,050,000  MXN          MXN TIIE                     10.22        1/30/15         1,695,466
                                159,910,000  BRR              BZDI                     12.61         1/4/10           350,088
------------------------------------------------------------------------------------------------------------------------------


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

Goldman Sachs Group,
Inc. (The):
                                 27,880,000  BRR              BZDI                     14.05         1/2/12           548,910
                                 38,800,000  MXN          MXN TIIE                      8.70         2/5/16           216,375
                                 48,030,000  MXN          MXN TIIE                      9.41        8/31/20           561,688
                                 61,200,000  MXN          MXN TIIE                     10.85         3/5/15         1,089,144
                                 91,750,000  MXN          MXN TIIE                      9.29        7/17/26         1,059,271
                                 96,930,000  MXN          MXN TIIE                      9.50        8/28/25         1,307,347
                                100,000,000  MXN          MXN TIIE                     10.75         5/8/15         1,735,973
                                109,710,000  MXN          MXN TIIE                     10.70         5/8/15         1,872,591
                                140,720,000  MXN          MXN TIIE                      9.15        8/27/26         1,448,036
                                144,000,000  MXN          MXN TIIE                      9.51        8/26/25         1,955,892
                                289,270,000  MXN          MXN TIIE                      9.84       12/31/09         1,822,608
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                                 55,370,000  BRR              BZDI                     13.91         1/2/12           990,022
                                114,500,000  MXN          MXN TIIE                      9.76        8/17/15         1,323,525
                                264,090,000  ZAR             8.290          Three-Month JIBA        6/23/08           397,570
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing. Inc.:
                                 55,540,000  PLZ    Six-Month WIBO                      4.53         7/5/10          (231,113)
                                111,440,000  MXN   28-Day MXN TIIE                      9.99         7/9/15         1,437,109
------------------------------------------------------------------------------------------------------------------------------
Santander Central Hispano        27,880,000  BRR              BZDI                     14.00         1/3/12
                                                                                                                      518,060
                                                                                                              ----------------
                                                                                                              $    32,270,436
                                                                                                              ================

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR                   Brazilian Real
HUF                   Hungarian Forint
INR                   Indian Rupee
MXN                   Mexican Nuveo Peso
PLZ                   Polish Zloty
TWD                   New Taiwan Dollar
ZAR                   South African Rand

Index abbreviations are as follows:

BUBOR                 Budapest Interbank Offered Rate
BZDI                  Brazil Interbank Deposit Rate
JIBA                  South Africa Johannesburg Interbank Agreed Rate
MXN TIIE              Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS             Mid Market Interest Rate for French Franc/Austrian
                      Schilling and India Swap Composites-Overnight Indexed Swap
WIBO                  Poland Warsaw Interbank Offer Bid Rate

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk,


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:

                                                                                              ANNUAL
                                                                       NOTIONAL AMOUNT      INTEREST
                                                                  RECEIVED BY THE FUND     RATE PAID    TERMINATION      UNREALIZED
COUNTERPARTY               REFERENCED DEBT OBLIGATION                UPON CREDIT EVENT   BY THE FUND          DATES    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                           Dow Jones CDX Emerging Markets Index          $  49,660,000          1.40%      12/20/11   $     587,782
                           Dow Jones CDX Emerging Markets Index             49,660,000          1.40       12/20/11         587,782
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
                           Republic of Hungary                               7,535,000          0.40       12/20/15          23,738

                           Republic of Ukraine                               2,730,000          1.08       11/20/09          11,380
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           Dow Jones CDX Emerging Markets Index             74,500,000          1.40       12/20/11         947,437
                           Dow Jones CDX Emerging Markets Index             99,310,000          1.40       12/20/11       1,262,953

                           Republic of the Philippines                      14,000,000          3.69        9/20/15       1,707,849
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                           Dow Jones CDX Emerging Markets Index             49,660,000          1.40       12/20/11         578,491

                           Russian Federation                                  550,000          2.40        10/9/13          61,151
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                           Dominican Republic                                7,970,000          3.25        6/20/11         572,614
                           Dow Jones CDX Emerging Markets Index             99,300,000          1.40       12/20/11       1,245,300


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                           Dow Jones CDX Emerging Markets Index             49,700,000          1.40       12/20/11         623,277
                           Dow Jones CDX Emerging Markets Index             49,650,000          1.40       12/20/11         622,650
                           Republic of Colombia                              1,980,000          3.70        8/20/15         288,422
                           Republic of Indonesia                             4,900,000          1.68        3/20/11         142,300

                           Republic of Venezuela                             8,435,000          2.20        5/20/10         382,071

                           Republic of Venezuela                             4,415,000          3.48       11/20/15         466,264
------------------------------------------------------------------------------------------------------------------------------------

UBS AG:
                           Dow Jones CDX Emerging Markets Index             74,500,000          1.40       12/20/11         861,895
                           Dow Jones CDX Emerging Markets Index             49,650,000          1.40       12/20/11         574,404
                           Dow Jones CDX Emerging Markets Index             49,660,000          1.40       12/20/11         574,520
                                                                                                                      --------------
                                                                                                                      $  12,122,280
                                                                                                                      ==============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:

                                                                                               ANNUAL
                                                                 NOTIONAL AMOUNT PAID   INTEREST RATE                     UNREALIZED
                                                                     BY THE FUND UPON     RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY               REFERENCED DEBT OBLIGATION                    CREDIT EVENT        THE FUND         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank        Republic of Ukraine                           $  1,056,000            1.92%      8/20/11   $      27,011
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                           Istanbul Bond Co. SA for Finansbank             17,390,000            1.30       3/24/13        (114,423)

                           Republic of Indonesia                            4,900,000            1.67       6/20/11         134,589

                           Republic of Turkey                               5,150,000            2.75      11/20/16         136,344
                                                                                                                      --------------
                                                                                                                      $     183,521
                                                                                                                      ==============


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

Oppenheimer International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of December 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                                ACQUISITION                   VALUATION AS OF     UNREALIZED
CURRENCY                              DATES         COST    DECEMBER 31, 2006   APPRECIATION
---------------------------------------------------------------------------------------------
Argentine Peso (ARP)       7/17/06-12/22/06   $3,681,180           $3,712,719        $31,539

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Fund had on loan securities valued at $873,401,416, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $889,930,501 was received for the loans, $837,902,319 of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $     6,504,291,578
Federal tax cost of other investments                       1,608,906,012
                                                      --------------------
Total federal tax cost                                $     8,113,197,590
                                                      ====================

Gross unrealized appreciation                         $       374,035,679
Gross unrealized depreciation                                 (87,968,508)
                                                      --------------------
Net unrealized appreciation                           $       286,067,171
                                                      ====================


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007